Company Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Financial Statements
29. Company Financial Statements (Parent Company Only)
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only (parent company only).
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with notes to consolidated financial statements of the Company.
As of December 31, 2024 and 2025, except for the investment commitment disclosed in Note 27(a), the Company did not have any significant capital and other commitments, or guarantees.

Condensed Balance Sheets	As of December 31,
	2024	2025
ASSETS
Current assets
Cash and cash equivalents	1,651,285	1,167,864
Short-term deposits	11,938,371	9,898,566
Long-term deposits, current portion	—	574,758
Prepayments and other current assets	15,502	2,859

Total current assets	13,605,158	11,644,047

Non-current assets
Investments in subsidiaries and VIEs	17,114,366	18,141,770
Long-term investments	724,548	864,857

Total non-current assets	17,838,914	19,006,627

Total assets	31,444,072	30,650,674

Condensed Balance Sheets (continued)	As of December 31,
	2024	2025
LIABILITIES
Current liabilities
Accruals and other liabilities	1,344	1,075
Derivative liability	—	281,009

Total current liabilities	1,344	282,084

Non-current liabilities
Derivative liability	167,940	—

Total non-current liabilities	167,940	—

Total liabilities	169,284	282,084

SHAREHOLDERS’ EQUITY
Class A Ordinary shares	104	105
Class B Ordinary shares	21	21
Additional paid-in capital	70,671,685	71,236,011
Statutory and other reserves	95,019	137,720
Accumulated deficit	(41,585,549)	(42,767,710)
Accumulated other comprehensive income	2,093,508	1,762,443

Total shareholders’ equity	31,274,788	30,368,590

Total liabilities and shareholders’ equity	31,444,072	30,650,674

Condensed Statements of Comprehensive Loss	For the Year Ended December 31,
	2023	2024	2025
Operating expenses
Selling, general and administrative expenses	(28,511)	(16,706)	(15,401)

Total operating expenses	(28,511)	(16,706)	(15,401)

Fair value gain (loss) on derivative liability relating to the contingent consideration	29,339	234,245	(117,305)

Gain (Loss) from operations	828	217,539	(132,706)
Interest income	601,475	783,148	526,262
Equity in loss of subsidiaries and VIEs	(10,165,831)	(6,376,372)	(2,479,729)
Other non-operating income, net	17,718	88,592	21,169
Exchange (loss) gain from foreign currency transactions	(473,467)	(455,608)	849,932
Investment (loss) gain on long-term investments	(821)	(18,489)	44,684
Fair value loss on derivative assets or derivative liabilities	(410,417)	—	—

Loss before income tax expenses and share of results of equity method investees	(10,430,515)	(5,761,190)	(1,170,388)

Income tax expenses	—	(5)	—
Share of results of equity method investees	54,740	(29,069)	30,928

Net loss	(10,375,775)	(5,790,264)	(1,139,460)

Net loss attributable to ordinary shareholders of XPeng Inc.	(10,375,775)	(5,790,264)	(1,139,460)

Net loss	(10,375,775)	(5,790,264)	(1,139,460)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	286,614	262,870	(331,065)

Total comprehensive loss attributable to XPeng Inc.	(10,089,161)	(5,527,394)	(1,470,525)

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	(10,089,161)	(5,527,394)	(1,470,525)

Condensed Statements of Cash Flows	For the Year Ended December 31,
	2023	2024	2025
Cash flows from operating activities	520,066	683,003	602,382
Cash flows from investing activities
Maturity (placement) of term deposits	4,164,149	(1,961,056)	1,140,950
Investment in equity investees	(5,306,987)	(2,257,875)	(2,215,607)
Cash paid for long-term investments	(188,681)	(144,192)	(103,434)
Disposal of long-term investments	—	—	28,571

Net cash used in investing activities	(1,331,519)	(4,363,123)	(1,149,520)

Cash flows from financing activities
Proceeds from issuance of ordinary shares to Volkswagen	5,019,599	—	—

Net cash provided by financing activities	5,019,599	—	—

Effects of exchange rate changes on cash, cash equivalents and restricted cash	27,795	143,808	63,717
Net increase (decrease) in cash, cash equivalents and restricted cash	4,235,941	(3,536,312)	(483,421)
Cash, cash equivalents and restricted cash at beginning of the year	951,656	5,187,597	1,651,285

Cash, cash equivalents and restricted cash at end of the year	5,187,597	1,651,285	1,167,864

(i)	Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and shares of the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.